CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	IFRS16 [Member]	Issued Capital [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Invested Equity and Retained Earnings [Member]	Invested Equity and Retained Earnings [Member] IFRS16 [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] IFRS16 [Member]	Equity Attributable to Technip Energies [Member]	Non-Controlling Interest [Member]	Non-Controlling Interest [Member] IFRS16 [Member]
Balance at beginning of period (Impact of Adoption of IFRSs [Member]) at Dec. 31, 2018		€ (2.3)					€ (2.3)		€ 0.0			€ 0.0
Balance at beginning of period at Dec. 31, 2018	€ 1,718.7					€ 1,719.1		€ (3.3)			€ 2.9
Changes in invested equity [Abstract]
Net profit (loss)	153.2					146.3		0.0
Net profit (loss)	(6.9)										6.9
Other comprehensive income (loss)	(58.4)					0.0		(59.3)			0.9
Net (distributions to) / contributions from TechnipFMC	(27.1)					(6.1)		0.0			(21.0)
Other	0.4					0.0		0.0			0.4
Balance at ending of period at Dec. 31, 2019	1,784.4					1,857.0		(62.6)			(10.0)
Changes in invested equity [Abstract]
Net profit (loss)	220.1					206.8		0.0
Net profit (loss)	(13.3)										13.3
Other comprehensive income (loss)	(131.1)					0.0		(129.7)			(1.4)
Net (distributions to) / contributions from TechnipFMC	(45.6)					(69.9)		8.2			16.1
Other	(2.0)					0.0		0.0			(2.0)
Balance at ending of period at Dec. 31, 2020	1,825.8		€ 0.0	€ 0.0	€ 0.0	1,993.9		(184.1)		€ 1,809.8	16.0
Changes in invested equity [Abstract]
Net profit (loss)	260.6		0.0	0.0	0.0	244.6		0.0		244.6
Net profit (loss)	(16.0)										16.0
Other comprehensive income (loss)	46.2		0.0	0.0	0.0	0.0		43.5		43.5	2.7
Net (distributions to) / contributions from TechnipFMC	(619.2)		1.8	941.6	0.0	(1,599.6)		40.8		(615.4)	(3.8)
Share-based compensation	29.1		0.0	0.0	0.0	29.1		0.0		29.1	0.0
Treasury shares	(22.5)		0.0	0.0	(22.5)	0.0		0.0		(22.5)	0.0
Other	(13.6)		0.0	0.0	0.0	(12.9)		0.0		(12.9)	(0.7)
Balance at ending of period at Dec. 31, 2021	€ 1,506.4		€ 1.8	€ 941.6	€ (22.5)	€ 655.1		€ (99.8)		€ 1,476.2	€ 30.2